Stock-Based Compensation	12 Months Ended
Dec. 31, 2011
Stock-Based Compensation

(16) Stock-Based Compensation

We grant share-based awards to employees and directors, including stock options, SARs, RSUs and deferred stock units (“DSUs”) under the 2004 Genworth Financial, Inc. Omnibus Incentive Plan (“Omnibus Incentive Plan”). We recorded stock-based compensation expense under the Omnibus Incentive Plan of $32 million, $40 million and $26 million, respectively, for the years ended December 31, 2011, 2010 and 2009. For awards issued prior to January 1, 2006, stock-based compensation expense was recognized on a graded vesting attribution method over the awards’ respective vesting schedule. For awards issued after January 1, 2006, stock-based compensation expense was recognized evenly on a straight-line attribution method over the awards’ respective vesting period.

For purposes of determining the fair value of stock-based payment awards on the date of grant, we typically use the Black-Scholes Model. The Black-Scholes Model requires the input of certain assumptions that involve judgment. Management periodically evaluates the assumptions and methodologies used to calculate fair value of share-based compensation. Circumstances may change and additional data may become available over time, which could result in changes to these assumptions and methodologies.

The following table contains the stock option and SAR weighted-average grant-date fair value information and related valuation assumptions, excluding exchanged grants and performance-accelerated options described further below, for the years ended December 31:

	Stock Options and SARs (1)
	2011	2010	2009
Awards granted (in thousands)	2,730	3,240	3,456
Maximum share value at exercise of SARs	$75.00	$—	$—
Fair value per options and SARs	$3.19	$10.48	$1.34
Valuation assumptions:
Expected term (years)	6.0	6.0	6.0
Expected volatility	95.3%	92.8%	55.7%
Expected dividend yield	0.5%	0.5%	0.5%
Risk-free interest rate	2.9%	2.9%	2.7%

(1)

Fair value information and related valuation assumptions have been revised for the years 2010 and 2009 to include SARs. Prior to the change, only stock option information and valuation assumptions were presented.

During 2011, we granted SARs with exercise prices ranging from $5.84 to $12.75. These SARs have a feature that places a cap on the amount of gain that can be recognized upon exercise of the SARs. Specifically, if the price of our Class A Common Stock reaches $75.00, any vested portion of the SAR will be automatically exercised. In 2010, we granted SARs with no cap feature and an exercise price of $14.18. During 2011 and 2010, we granted stock options with exercise prices ranging from $12.75 to $13.50 and $14.18 to $18.45, respectively. The stock option and SAR grant prices equaled the closing market prices of our Class A Common Stock on the date of grant and the awards have an exercise term of ten years. The stock options and SARs granted in 2011 and 2010 have vesting periods of four years in annual increments commencing on the first anniversary of the grant date. Additionally, during 2011 and 2010, we issued RSUs with restriction periods of four years and a fair value of $5.84 to $13.50 and $11.58 to $14.92, respectively, which were measured at the market price of a share of our Class A Common Stock on the grant date.

For purposes of determining the fair value of 1.4 million shares of performance-accelerated SARs and 0.2 million shares of performance-accelerated non-qualified options that were issued in August 2009, we used the Monte-Carlo Simulation. Monte-Carlo Simulation is a technique used to simulate future stock price movements in order to determine the fair value due to unique vesting and exercising provisions. The performance-accelerated SARs and options grant-date fair value was $5.28 and were fully amortized over a 1.4 year derived service period. The performance-accelerated SARs and options vest on the fourth anniversary of the grant date but are subject to earlier vesting in one-third increments based on the closing price of our Class A Common Stock exceeding certain specified amounts ($12.00, $16.00 and $20.00, respectively) for 20 consecutive trading days. Based on the closing price of our Class A Common Stock, the first two tranches at $12.00 and $16.00 vested in 2010.

Under the Omnibus Incentive Plan, we are authorized to grant 38 million equity awards.

The following table summarizes stock option activity as of December 31, 2011 and 2010:

(Shares in thousands)	Shares subject to option	Weighted-average exercise price
Balance as of January 1, 2010	9,727	$14.05
Granted	2,176	$14.17
Exercised	(466)	$4.33
Forfeited	(1,783)	$21.18
Expired	—	$—

Balance as of January 1, 2011	9,654	$13.23
Granted	34	$13.08
Exercised	(404)	$3.82
Forfeited	(1,319)	$19.28
Expired	—	$—

Balance as of December 31, 2011	7,965	$12.70

Exercisable as of December 31, 2011	5,138	$14.17

The following table summarizes information about stock options outstanding as of December 31, 2011:

	Outstanding			Exercisable
Exercise price range	Shares in thousands	Average life (1)	Average exercise price	Shares in thousands	Average exercise price
$2.00 - $2.46 (2)	1,386	7.08	$2.45	791	$2.45
$5.30 - $7.80	2,189	4.01	$7.78	1,371	$7.78
$9.10 - $14.18	1,839	7.99	$14.13	486	$14.09
$14.92 - $19.50	1,798	1.51	$18.81	1,789	$18.82
$19.67 - $34.13	753	3.27	$27.78	701	$28.07

	7,965		$12.70	5,138	$14.17

(1)	Average contractual life remaining in years.
(2)	These shares have an aggregate intrinsic value for total options and exercisable options of $6 million and $3 million, respectively.

The following table summarizes the status of our other equity-based awards as of December 31, 2011 and 2010:

	RSUs		DSUs		SARs
(Awards in thousands)	Number of awards	Weighted- average grant date fair value	Number of awards	Weighted- average fair value	Number of awards	Weighted- average grant date fair value (2)
Balance as of January 1, 2010	3,902	$25.87	449	$15.48	8,043	$6.93
Granted	787	$14.06	91	$14.08	1,064	$10.50
Exercised	(729)	$24.32	(41)	$12.92	(232)	$3.60
Terminated (1)	(1,118)	$30.58	—	$—	(56)	$7.48

Balance as of January 1, 2011	2,842	$18.52	499	$10.26	8,819	$7.44
Granted	955	$12.55	158	$8.06	2,696	$3.11
Exercised	(987)	$17.54	(119)	$3.02	(95)	$1.28
Terminated	(278)	$18.10	—	$—	(946)	$7.02

Balance as of December 31, 2011	2,532	$16.65	538	$9.46	10,474	$6.42

(1)	Included 842,300 of Performance Stock Units (“PSUs”) that were terminated. As of December 31, 2010, there are no remaining PSUs outstanding.
(2)

The amounts for the 2010 weighted-average grant date fair values for SARs were previously disclosed as the grant price on the date of the grant. The prior year amounts have been re-presented to reflect the actual weighted-average fair value on the date of the grant.

In July 2009, we commenced a stockholder approved offer to eligible employees to exchange eligible stock options and SARs (the “Eligible Options and SARs”) for a reduced number of stock options and SARs (collectively, the “Replacement Awards”). Pursuant to the exchange offer, Eligible Options and SARs representing the right to acquire an aggregate of 8,721,962 shares of our Class A Common Stock were tendered and accepted by us in August 2009. On August 19, 2009, 1,455 employees participated in the exchange and we granted the Replacement Awards, consisting of an aggregate of 2,598,588 new stock options and 308,210 new SARs, in exchange for the Eligible Options and SARs surrendered in the exchange offer. The exercise (or base) price of the Replacement Awards was $7.80, which was the closing price of our Class A Common Stock on August 19, 2009, as reported on the New York Stock Exchange. The Replacement Awards have the same term (or expiration date) as the Eligible Options and SARs for which they were exchanged, and will vest and become exercisable, subject to continued employment, over a three-or four-year period. Generally, unvested Replacement Awards will be forfeited if an eligible employee’s employment terminates for any reason other than retirement, business disposition, death, disability or layoff (in which cases a portion or all may become vested in accordance with the Omnibus Incentive Plan). There was no additional incremental compensation expense resulting from the exchange.

As of February 12, 2009, all outstanding DSUs, which were originally payable in cash, were amended to be settled in shares of our Class A Common Stock on a one-for-one basis.

As of December 31, 2011 and 2010, total unrecognized stock-based compensation expense related to non-vested awards not yet recognized was $49 million and $69 million, respectively. This expense is expected to be recognized over a weighted-average period of two years.

There was $2 million in cash received from stock options exercised in both 2011 and 2010. New shares were issued to settle all exercised awards. The actual tax benefit realized for the tax deductions from the exercise of share-based awards was $6 million as of December 31, 2011 and 2010.

In connection with the initial public offering of Genworth Canada in July 2009, our indirect subsidiary, Genworth Canada, granted stock options and other equity-based awards to its Canadian employees. As of December 31, 2011, Genworth Canada had outstanding 1,152,450 of stock options and 140,940 of RSUs and PSUs, the majority of which were unvested, and 20,437 of DSUs, all of which were vested. As of December 31, 2010, Genworth Canada had outstanding 984,200 of stock options and 142,275 of RSUs, the majority of which were unvested, and 9,831 of DSUs, all of which were vested. For the year ended December 31, 2011, we recorded a benefit from stock-based compensation of $1 million and stock-based compensation expense of $4 million for the year ended December 31, 2010. For the years ended December 31, 2011 and 2010, we estimated total unrecognized expense of $1 million and $4 million, respectively, related to these awards. See note 23 for additional information regarding the initial public offering of Genworth Canada.